Acquisitions (Table)	9 Months Ended
Sep. 30, 2023
Schedule of Purchase Price Consideration Paid
Purchase Price Consideration Paid	#	$

Common shares	6,380,083	39,684,000
Warrants - Equity	877,891	30,000
Options - Vested	237,996	1,210,000
RSUs - Vested	23,339	120,000
	7,519,309	41,044,000

Schedule of fair value of acquired assets and liabilities acquired
Fair value of identifiable assets acquired
Cash	11,278,691
Restricted cash	47,455
Accounts and other receivables	7,464,661
Government remittances	1,064,103
Prepaid expenses and other current assets	744,699
Investment at FVTPL	3,188,749
Property and equipment	128,823
Goodwill	25,600,499
Intangible - Software	4,970,000
Intangible - Brand name	3,170,000
Intangible - Customer relationships	9,610,000
Right-of-use assets	4,042
Accounts payable	(12,578,714)
Accrued liabilities	(2,840,322)
Players liability account	(47,455)
Deferred revenue	(1,195,429)
Promissory notes payable	(450,083)
Warrant liability	(153,275)
Arbitration reserve	(1,469,753)
Lease liabilities	(381,358)
Convertible debt	(7,111,333)
41,044,000